Asset Acquisition - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 22, 2021	Dec. 31, 2022
Kizoto, LLC
Asset Acquisition [Line Items]
Consideration paid for purchase of assets	$ 50,000
Asset purchase agreement date of execution		Mar. 22, 2021
Other noncurrent assets total acquisition cost	50,000
Asset purchase initial fee to Management and development services	5,000
Increase in asset purchase initial fee to management and development services	$ 10,000
GlobalX Travel Technologies, Inc.
Asset Acquisition [Line Items]
Percentage of shares issued	20.00%
Percentage of shares outstanding	20.00%